STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 21,789,995
Employer contributions	8,437,199
Rollover contributions	1,195,711
Total contributions	31,422,905
Investment Income:
Interest and dividends	5,204,041
Net appreciation in fair value of investments	32,060,368
Income from Master Trust	35,721,170
Net investment income	72,985,579
Interest income on notes receivable from participants	866,264
Total additions	105,274,748
DEDUCTIONS:
Benefits paid to participants	38,316,147
Administrative expenses	657,282
Total deductions	38,973,429
NET INCREASE IN NET ASSETS BEFORE TRANSFERS	66,301,319
PLAN TO PLAN TRANSFER, NET (Note 2)	(14,760,499)
NET INCREASE IN NET ASSETS	51,540,820
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	474,349,797
End of year	$ 525,890,617